CENTRE AMERICAN SELECT EQUITY FUND

SCHEDULE OF INVESTMENTS

December 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS (90.54%)
Communication Services (11.25%)
Diversified Telecommunication Services (1.66%)
TELUS Corp.	472,726	$6,410,165

Interactive Media & Services (6.92%)
Alphabet, Inc., Class A	46,954	8,888,392
Alphabet, Inc., Class C	39,638	7,548,661
Meta Platforms, Inc., Class A	17,695	10,360,599
		26,797,652

Media (2.67%)
Paramount Global, Class B	986,927	10,323,256

Total Communication Services		43,531,073

Consumer Discretionary (8.37%)
Automobiles (2.19%)
Tesla, Inc.(a)	20,973	8,469,736

Broadline Retail (4.17%)
Amazon.com, Inc.(a)	73,612	16,149,737

Leisure Products (2.01%)
Hasbro, Inc.	138,734	7,756,618

Total Consumer Discretionary		32,376,091

Consumer Staples (18.21%)
Beverages (2.40%)
PepsiCo, Inc.	61,232	9,310,938

Food Products (4.99%)
McCormick & Co., Inc.	140,561	10,716,370
Tyson Foods, Inc., Class A	149,479	8,586,074
		19,302,444

Household Products (6.46%)
Clorox Co.	60,587	9,839,934
Colgate-Palmolive Co.	81,370	7,397,347
Kimberly-Clark Corp.	59,222	7,760,451
		24,997,732

Personal Care Products (2.04%)
Estee Lauder Cos., Inc., Class A	105,613	7,918,863

Tobacco (2.32%)
Altria Group, Inc.	171,565	8,971,134

Total Consumer Staples		70,501,111

Energy (2.21%)
Oil, Gas & Consumable Fuels (2.21%)
Kinder Morgan, Inc.	312,748	8,569,295

Total Energy		8,569,295
	Shares	Value
Health Care (19.12%)
Biotechnology (4.12%)
Biogen, Inc.(a)	47,545	$7,270,581
Incyte Corp.(a)	125,592	8,674,640
		15,945,221

Health Care Equipment & Supplies (6.22%)
Baxter International, Inc.	226,208	6,596,225
Becton Dickinson & Co.	34,097	7,735,587
Medtronic PLC	121,997	9,745,120
		24,076,932

Pharmaceuticals (8.78%)
Eli Lilly & Co.	6,346	4,899,112
Jazz Pharmaceuticals PLC(a)	69,932	8,612,126
Johnson & Johnson	74,418	10,762,331
Pfizer, Inc.	366,655	9,727,357
		34,000,926
Total Health Care		74,023,079

Industrials (6.25%)
Aerospace & Defense (1.87%)
Hexcel Corp.	115,665	7,252,195

Air Freight & Logistics (2.27%)
United Parcel Service, Inc., Class B	69,698	8,788,918

Electrical Equipment (2.11%)
Generac Holdings, Inc.(a)	52,574	8,151,599

Total Industrials		24,192,712

Information Technology (20.95%)
IT Services (2.09%)
EPAM Systems, Inc.(a)	34,547	8,077,780

Semiconductors & Semiconductor Equipment (6.76%)
NVIDIA Corp.	194,891	26,171,912

Software (4.61%)
Microsoft Corp.	42,340	17,846,310

Technology Hardware, Storage & Peripherals (7.49%)
Apple, Inc.	115,790	28,996,132

Total Information Technology		81,092,134

Materials (4.18%)
Chemicals (4.18%)
FMC Corp.	132,839	6,457,304
International Flavors & Fragrances, Inc.	115,049	9,727,393
		16,184,697
Total Materials		16,184,697

TOTAL COMMON STOCKS
(Cost $267,371,769)		350,470,192

	Shares	Value
EXCHANGE TRADED FUNDS (9.51%)
Materials (continued)
iShares 20+ Year Treasury Bond ETF	421,331	$36,794,836

TOTAL EXCHANGE TRADED FUNDS
(Cost $38,493,433)		36,794,836

	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.01%)
Money Market Fund (0.01%)
First American Treasury Obligations	4.400%	31,137	31,137

TOTAL SHORT TERM INVESTMENTS
(Cost $31,137)			31,137

TOTAL INVESTMENTS (100.06%)
(Cost $305,896,339)			$387,296,165
Liabilities in Excess of Other Assets (-0.06%)			(219,706)
NET ASSETS (100.00%)			$387,076,459

(a)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

CENTRE GLOBAL INFRASTRUCTURE FUND

SCHEDULE OF INVESTMENTS

December 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS (100.25%)
ASIA (12.08%)
Australia (1.93%)
Transportation Infrastructure (1.93%)
Transurban Group	74,363	$616,301

Total Australia		616,301

Japan (8.23%)
Diversified Telecommunication Services (1.15%)
Nippon Telegraph & Telephone Corp.	366,200	367,724

Wireless Telecommunication Services (7.08%)
KDDI Corp.	33,200	1,063,869
SoftBank Corp.	347,600	439,402
SoftBank Group Corp.	12,900	753,036
		2,256,307
Total Japan		2,624,031

New Zealand (1.25%)
Electric Utilities (1.25%)
Mercury NZ, Ltd.	121,391	397,322

Total New Zealand		397,322

Singapore (0.67%)
Diversified Telecommunication Services (0.67%)
Singapore Telecommunications, Ltd.	95,100	214,482

Total Singapore		214,482

TOTAL ASIA
(Cost $3,636,782)		3,852,136

EUROPE (17.19%)
France (1.39%)
Diversified Telecommunication Services (0.78%)
Orange SA	24,897	248,302

Multi-Utilities (0.61%)
Engie SA	12,354	195,921

Total France		444,223

Germany (4.63%)
Diversified Telecommunication Services (4.00%)
Deutsche Telekom AG	42,628	1,275,674

Multi-Utilities (0.63%)
E.ON SE	17,177	200,080

Total Germany		1,475,754
	Shares	Value
Great Britain (2.16%)
Multi-Utilities (1.21%)
National Grid PLC	32,504	$386,570

Wireless Telecommunication Services (0.95%)
Vodafone Group PLC	355,427	303,905

Total Great Britain		690,475

Italy (2.88%)
Electric Utilities (2.88%)
Enel SpA	128,610	917,358

Total Italy		917,358

Netherlands (0.54%)
Diversified Telecommunication Services (0.54%)
Koninklijke KPN NV	47,062	171,353

Total Netherlands		171,353

Spain (5.02%)
Diversified Telecommunication Services (1.56%)
Cellnex Telecom SA(a)(b)	7,384	233,363
Telefonica SA	64,820	264,345
		497,708
Electric Utilities (2.23%)
Iberdrola SA	51,576	710,553

Transportation Infrastructure (1.23%)
Aena SME SA(a)(b)	1,916	391,778

Total Spain		1,600,039

Switzerland (0.57%)
Diversified Telecommunication Services (0.57%)
Swisscom AG	325	180,665

Total Switzerland		180,665

TOTAL EUROPE
(Cost $4,741,649)		5,479,867

NORTH AMERICA (70.98%)
Canada (12.74%)
Diversified Telecommunication Services (1.59%)
TELUS Corp.	37,517	508,683

Oil, Gas & Consumable Fuels (11.15%)
Enbridge, Inc.	45,180	1,917,585
Pembina Pipeline Corp.	14,775	545,897
TC Energy Corp.	23,386	1,089,866
		3,553,348
Total Canada		4,062,031

United States (58.24%)
Diversified Telecommunication Services (12.53%)
AT&T, Inc.	86,283	1,964,664
Verizon Communications, Inc.	50,715	2,028,093
		3,992,757

	Shares	Value
Electric Utilities (12.19%)
American Electric Power Co., Inc.	3,408	$314,320
Constellation Energy Corp.	2,103	470,462
Duke Energy Corp.	5,240	564,558
Edison International	2,432	194,171
Exelon Corp.	6,734	253,468
NextEra Energy, Inc.	13,709	982,798
PG&E Corp.	13,137	265,105
The Southern Co.	7,142	587,929
Xcel Energy, Inc.	3,754	253,470
		3,886,281
Electrical Equipment (1.72%)
Generac Holdings, Inc.(c)	3,525	546,551

Health Care Providers & Services (3.94%)
HCA Healthcare, Inc.	4,185	1,256,128

Multi-Utilities (3.73%)
Consolidated Edison, Inc.	2,308	205,943
Dominion Energy, Inc.	5,544	298,600
Public Service Enterprise Group, Inc.	3,492	295,039
Sempra Energy	4,422	387,898
		1,187,480
Oil, Gas & Consumable Fuels (19.37%)
Cheniere Energy, Inc.	5,090	1,093,688
Kinder Morgan, Inc.	57,947	1,587,748
ONEOK, Inc.	12,342	1,239,137
Targa Resources Corp.	4,868	868,938
The Williams Cos., Inc.	25,605	1,385,742
		6,175,253
Wireless Telecommunication Services (4.76%)
T-Mobile US, Inc.	6,878	1,518,181

Total United States		18,562,631

TOTAL NORTH AMERICA
(Cost $15,736,654)		22,624,662

TOTAL COMMON STOCKS
(Cost $24,115,085)		31,956,665

	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS (1.21%)
Money Market Fund (1.21%)
First American Treasury Obligations	4.400%	385,732	385,732

TOTAL SHORT TERM INVESTMENTS
(Cost $385,732)			385,732

			Value
TOTAL INVESTMENTS (101.46%)
(Cost $24,500,817)			$32,342,397
Liabilities in Excess of Other Assets (-1.46%)			(466,189)
NET ASSETS (100.00%)			$31,876,208
(a)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of December 31, 2024, these securities had a total aggregate market value of $625,141, representing 1.96% of net assets.
(b)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At period end, the aggregate market value of those securities was $625,141, representing 1.96% of net assets.
(c)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

Centre American Select Equity Fund

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$350,470,192	$–	$–	$350,470,192
Exchange Traded Funds	36,794,836	–	–	36,794,836
Short Term Investments	31,137	–	–	31,137
Total	$387,296,165	$–	$–	$387,296,165

Centre Global Infrastructure Fund

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$31,956,665	$–	$–	$31,956,665
Short Term Investments	385,732	–	–	385,732
Total	$32,342,397	$–	$–	$32,342,397

(a)	For detailed descriptions of sectors, industries and countries, see the accompanying Schedule of Investments.